Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Common stock	Treasury stock	Additional paid-in capital in excess of value assigned to common stock	Capital reserves	Regulatory reserves	Retained earnings	Other comprehensive income
Balance at Dec. 31, 2021	$ 991,790	$ 279,980	$ (115,799)	$ 120,043	$ 95,210	$ 136,019	$ 487,885	$ (11,548)
Profit for the year	92,040						92,040
Other comprehensive income	19,673							19,673
Issuance of restricted stock	0		1,039	(1,039)
Compensation cost - stock units plans	2,157			2,157
Exercised options and stock units vested	0		663	(663)
Dividends declared	(36,313)						(36,313)
Balance at Dec. 31, 2022	1,069,347	279,980	(114,097)	120,498	95,210	136,019	543,612	8,125
Profit for the year	166,158						166,158
Other comprehensive income	(663)							(663)
Issuance of restricted stock	0		1,148	(1,148)
Compensation cost - stock units plans	5,471			5,471
Exercised options and stock units vested	0		2,775	(2,775)
Dividends declared	(36,489)						(36,489)
Balance at Dec. 31, 2023	1,203,824	279,980	(110,174)	122,046	95,210	136,019	673,281	7,462
Profit for the year	205,873						205,873
Other comprehensive income	(6,483)							(6,483)
Issuance of restricted stock	0		1,038	(1,038)
Compensation cost - stock units plans	7,497			7,497
Exercised options and stock units vested	0		3,535	(3,535)
Regulatory credit reserve	0					4,549	(4,549)
Dynamic provision	0					9,098	(9,098)
Dividends declared	(73,502)						(73,502)
Balance at Dec. 31, 2024	$ 1,337,209	$ 279,980	$ (105,601)	$ 124,970	$ 95,210	$ 149,666	$ 792,005	$ 979